TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Suppliers	$ 35,005	$ 22,166
Advanced payments from customers	3,529	7,954
Expenses accrual	50,114	33,090
Trade payables	88,648	63,210
Trade payables	574	0
Expenses accrual	5,445	6,387
Non-current trade payables	5,445	6,387
Falcon Uru LLC
Disclosure of detailed information about borrowings [line items]
Trade payables	$ 574	$ 0